11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Details) - CAD ($)		Dec. 31, 2019	Dec. 31, 2018
Details
Trade accounts payable		$ 625,460	$ 226,575
Accrued liabilities		27,000	87,664
Accounts payable and accrued liabilities	[1]	$ 652,460	$ 314,239

[1]	Note 11.